Long-Term Debt - Schedule of Annual Aggregate Principal Maturities (Details) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2015		$ 25.3
2016		21.7
2017		21.6
2018		20.9
2019		1,680.2
Thereafter		557.5
Total debt	$ 2,279.0	$ 2,327.2	$ 2,360.6